SCHEDULE 1	12 Months Ended
Dec. 31, 2011
SCHEDULE 1

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF INCOME

(In thousands of U.S. dollars)

	Year ended December 31,
	2009	2010	2011
General and administrative expenses*	$(2,936)	$(2,763)	$(2,374)
Other (expense) income, net	(626)	23	1,186
Interest income on loan to a subsidiary	11,134	11,568	7,721
Interest income	263	233	725

Income before income taxes	7,835	9,061	7,258
Income taxes	—	—	—
Income before share of net profits of subsidiaries, net of taxes	7,835	9,061	7,258
Share of net (losses) profits of subsidiaries, net of taxes	(6,183)	5,945	(6,753)

Net income attributable to Nam Tai shareholders	$1,652	$15,006	$505

* Amount of share-based compensation expense included in general and administrative expenses	$67	$95	$112

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	December 31,
	2010	2011
ASSETS
Current assets:
Cash and cash equivalents	$88,333	$66,218
Fixed deposits maturing over three months	—	34,825
Prepaid expenses and other receivables	133	504
Loan to a subsidiary—current	77,857	—
Amounts due from subsidiaries	32,863	38,545

Total current assets	199,186	140,092
Property, plant and equipment, net	—	4,487
Deposits for property, plant and equipment	433	—
Loan to a subsidiary—non-current	207,622	93,108
Investments in subsidiaries	(51,302)	98,945

Total assets	$355,939	$336,632

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$1,650	$1,881
Dividend payable	8,961	12,545
Amounts due to subsidiaries	11,194	—

Total liabilities	21,805	14,426

Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 44,803,735 shares as at December 31, 2010 and 2011)	448	448
Additional paid-in capital	286,943	287,055
Retained earnings	46,751	34,711
Accumulated other comprehensive loss	(8)	(8)

Total shareholders’ equity	334,134	322,206

Total liabilities and shareholders’ equity	$355,939	$336,632

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY AND COMPREHENSIVE INCOME

(In thousands of U.S. dollars, except share and per share data)

	Common Shares Outstanding	Common Shares Amount	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity	Comprehensive Income
Balance at January 1, 2009	44,803,735	$448	$282,767	$39,054	$(8)	$322,261
Equity-settled share-based payment	—	—	67	—	—	67
Acquisition of subsidiaries’ share	—	—	2,430	—	—	2,430
Net income	—	—	—	1,652	—	1,652	$1,652

Comprehensive income							$1,652

Balance at December 31, 2009	44,803,735	$448	$285,264	$40,706	$(8)	$326,410
Equity-settled share-based payment	—	—	95	—	—	95
Deemed contribution of services	—	—	1,584	—	—	1,584
Net income	—	—	—	15,006	—	15,006	$15,006

Comprehensive income							$15,006

Cash dividends ($0.20 per share)	—	—	—	(8,961)	—	(8,961)

Balance at December 31, 2010	44,803,735	$448	$286,943	$46,751	$(8)	$334,134
Equity-settled share-based payment	—	—	112	—	—	112
Net income	—	—	—	505	—	505	$505

Comprehensive income							$505

Cash dividends ($0.28 per share)	—	—	—	(12,545)	—	(12,545)

Balance at December 31, 2011	44,803,735	$448	$287,055	$34,711	$(8)	$322,206

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2009	2010	2011
Cash flows from operating activities:
Net income attributable to Nam Tai shareholders	$1,652	$15,006	$505

Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Share of net losses (profits) of subsidiaries, net of taxes	6,183	(5,945)	6,753
Depreciation	2	—	221
Loss on disposal of property, plant and equipment	—	1	—
Share-based compensation expenses	67	95	112
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	309	(133)	(371)
(Decrease) increase in accrued expenses and other payables	(779)	658	231

Net cash provided by operating activities	$7,434	$9,682	$7,451

Cash flows from investing activities:
Purchase of property, plant and equipment	—	—	(4,708)
(Increase) decrease in deposit for purchase of property, plant and equipment	—	(433)	433
(Increase) decrease in fixed deposits maturing over three months	(12,903)	12,903	(34,825)
Acquisition of subsidiaries’ shares	(43,434)	—	—
Decrease (increase) in amounts due from subsidiaries	1,856	(21,729)	(5,682)

Net cash used in investing activities	$(54,481)	$(9,259)	$(44,782)

Cash flows from financing activities:
Increase (decrease) in amounts due to subsidiaries	14,682	(3,488)	(11,194)
Proceeds from loan to a subsidiary	25,952	—	35,371
Dividend paid	(9,857)	—	(8,961)

Net cash provided by (used in) financing activities	$30,777	$(3,488)	$15,216

Net decrease in cash and cash equivalents	(16,270)	(3,065)	(22,115)
Cash and cash equivalents at beginning of year	107,668	91,398	88,333

Cash and cash equivalents at end of year	$91,398	$88,333	$66,218

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

NOTE TO SCHEDULE 1

(in thousands of U.S. dollars)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2011, $327,697 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2009, 2010 and 2011.

During the years ended December 31, 2009, 2010 and 2011, no cash dividend was declared and paid by subsidiaries of the Company.